Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
AGL Energy Ltd.	2,279	$25,305
Alumina Ltd.	9,758	11,084
AMP Ltd.(a)	9,941	9,307
APA Group	4,395	31,421
Aristocrat Leisure Ltd.	1,915	31,958
ASX Ltd.	601	32,088
Aurizon Holdings Ltd.	7,438	22,839
AusNet Services	5,346	6,563
Australia & New Zealand Banking Group Ltd.	9,652	106,794
Bendigo & Adelaide Bank Ltd.	1,498	6,414
BHP Group Ltd.	9,918	210,059
BHP Group PLC	7,159	120,659
BlueScope Steel Ltd.	1,801	12,086
Boral Ltd.	4,598	9,091
Brambles Ltd.	5,396	39,143
Caltex Australia Ltd.	931	15,189
Challenger Ltd.	1,782	5,787
CIMIC Group Ltd.	343	5,533
Coca-Cola Amatil Ltd.	2,128	12,093
Cochlear Ltd.	205	24,762
Coles Group Ltd.	4,848	49,228
Commonwealth Bank of Australia	6,007	246,546
Computershare Ltd.	1,634	13,030
Crown Resorts Ltd.	1,368	8,858
CSL Ltd.	1,530	309,963
Dexus	3,572	21,421
Flight Centre Travel Group Ltd.	228	1,640
Fortescue Metals Group Ltd.	5,206	40,764
Goodman Group	5,552	47,799
GPT Group (The)	6,475	17,932
Harvey Norman Holdings Ltd.	2,767	5,036
Incitec Pivot Ltd.	6,133	9,596
Insurance Australia Group Ltd.	7,350	27,814
James Hardie Industries PLC	1,497	21,973
Lendlease Group	1,976	15,990
Macquarie Group Ltd.	1,079	72,521
Magellan Financial Group Ltd.	421	14,063
Medibank Pvt Ltd.	9,378	16,577
Mirvac Group	14,712	21,576
National Australia Bank Ltd.	9,933	110,293
Newcrest Mining Ltd.(b)	2,622	47,276
Oil Search Ltd.	5,092	10,168
Orica Ltd.	1,330	15,604
Origin Energy Ltd.	6,000	21,841
Qantas Airways Ltd.	2,497	6,310
QBE Insurance Group Ltd.	4,537	25,100
Ramsay Health Care Ltd.	608	24,922
REA Group Ltd.	156	9,093
Rio Tinto Ltd.	1,298	74,366
Santos Ltd.	5,790	18,726
Scentre Group	19,550	29,823
Seek Ltd.	1,064	12,128
Sonic Healthcare Ltd.	1,444	25,705
South32 Ltd.	16,470	21,404
Stockland	8,537	16,097
Suncorp Group Ltd.	4,172	25,102
Sydney Airport	3,625	14,952
Tabcorp Holdings Ltd.	6,309	13,300

Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	14,472	$28,898
TPG Telecom Ltd.	1,634	7,874
Transurban Group	8,891	80,329
Treasury Wine Estates Ltd.	2,373	15,769
Vicinity Centres	11,220	10,945
Washington H Soul Pattinson & Co. Ltd.	342	4,151
Wesfarmers Ltd.	4,012	98,999
Westpac Banking Corp.	12,161	129,618
WiseTech Global Ltd.	492	5,988
Woodside Petroleum Ltd.	3,230	47,475
Woolworths Group Ltd.	4,224	98,865
Worley Ltd.	988	5,822

		2,757,445

Austria — 0.1%
ANDRITZ AG	268	8,806
Erste Group Bank AG	1,003	21,780
OMV AG	524	17,161
Raiffeisen Bank International AG	456	7,856
Verbund AG	228	10,329
voestalpine AG	410	8,485

		74,417

Belgium — 0.3%
Ageas	646	23,243
Anheuser-Busch InBev SA/NV	2,588	118,714
Colruyt SA	228	13,640
Galapagos NV(a)	152	33,547
Groupe Bruxelles Lambert SA	276	22,032
KBC Group NV	851	45,934
Proximus SADP	512	10,919
Solvay SA	269	20,990
Telenet Group Holding NV	205	8,550
UCB SA	433	39,620
Umicore SA	679	29,310

		366,499

Canada — 3.5%
Agnico Eagle Mines Ltd.	790	46,259
Air Canada(a)	450	6,557
Algonquin Power & Utilities Corp.	1,777	24,692
Alimentation Couche-Tard Inc., Class B	2,970	83,052
AltaGas Ltd.	722	8,650
Atco Ltd., Class I, NVS	281	7,908
Aurora Cannabis Inc.(a)(c)	2,242	1,646
Bank of Montreal	2,206	112,400
Bank of Nova Scotia (The)	4,256	170,982
Barrick Gold Corp.	6,068	156,533
Bausch Health Companies Inc.(a)	1,140	20,642
BCE Inc.	494	20,020
BlackBerry Ltd.(a)	1,634	6,988
Bombardier Inc., Class B(a)(c)	7,258	2,561
Brookfield Asset Management Inc., Class A	4,560	154,435
CAE Inc.	950	15,731
Cameco Corp.	1,383	13,781
Canadian Apartment Properties REIT	267	9,208
Canadian Imperial Bank of Commerce	1,520	90,262
Canadian National Railway Co.	2,414	200,062
Canadian Natural Resources Ltd.	4,105	68,892
Canadian Pacific Railway Ltd.	488	111,151
Canadian Tire Corp. Ltd., Class A, NVS	225	15,822
Canadian Utilities Ltd., Class A, NVS	456	11,149

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canopy Growth Corp.(a)(c)	685	$10,949
CCL Industries Inc., Class B, NVS	491	15,381
Cenovus Energy Inc.	3,610	13,125
CGI Inc.(a)	859	54,900
CI Financial Corp.	874	9,307
Constellation Software Inc.	72	69,386
Cronos Group Inc.(a)(c)	608	3,607
Dollarama Inc.	1,021	32,094
Emera Inc.	836	33,351
Empire Co. Ltd., Class A, NVS	494	10,930
Enbridge Inc.	6,953	213,503
Fairfax Financial Holdings Ltd.	98	26,630
First Capital Real Estate Investment Trust	334	3,451
First Quantum Minerals Ltd.	2,139	13,090
Fortis Inc.	1,562	60,660
Franco-Nevada Corp.	639	84,725
George Weston Ltd.	269	19,123
Gildan Activewear Inc.	684	9,564
Great-West Lifeco Inc.	981	16,188
H&R Real Estate Investment Trust	534	3,791
Husky Energy Inc.	1,140	3,669
Hydro One Ltd.(d)	1,095	19,898
iA Financial Corp. Inc.	395	12,851
IGM Financial Inc.	190	4,033
Imperial Oil Ltd.	1,026	16,613
Intact Financial Corp.	456	43,491
Inter Pipeline Ltd.	1,246	10,442
Keyera Corp.	693	10,303
Kinross Gold Corp.(a)	3,914	25,897
Kirkland Lake Gold Ltd.	932	38,610
Loblaw Companies Ltd.	577	28,456
Lundin Mining Corp.	2,218	10,891
Magna International Inc.	964	37,645
Manulife Financial Corp.	6,708	84,662
Methanex Corp.	234	3,728
Metro Inc.	893	36,821
National Bank of Canada	1,132	45,754
Nutrien Ltd.	1,927	68,967
Onex Corp.	281	12,980
Open Text Corp.	874	33,099
Ovintiv Inc.(c)	975	6,107
Parkland Fuel Corp.	504	11,949
Pembina Pipeline Corp.	1,710	39,298
Power Corp. of Canada	1,962	31,444
PrairieSky Royalty Ltd.	716	5,248
Quebecor Inc., Class B	456	9,951
Restaurant Brands International Inc.	944	46,148
RioCan REIT	494	5,655
Rogers Communications Inc., Class B, NVS	1,246	52,300
Royal Bank of Canada	4,876	300,610
Saputo Inc.	981	24,720
Shaw Communications Inc., Class B, NVS	1,550	25,343
Shopify Inc., Class A(a)	349	221,815
SmartCentres Real Estate Investment Trust	129	1,980
Stars Group Inc. (The)(a)	874	24,434
Sun Life Financial Inc.	2,067	71,001
Suncor Energy Inc.	5,260	93,994
TC Energy Corp.	3,344	154,229
Teck Resources Ltd., Class B	1,711	15,115
TELUS Corp.	1,474	24,143

Security	Shares	Value

Canada (continued)
Thomson Reuters Corp.	688	$48,578
Toronto-Dominion Bank (The)	6,126	256,516
Waste Connections Inc.	874	75,085
West Fraser Timber Co. Ltd.	243	6,778
Wheaton Precious Metals Corp.	1,634	62,221
WSP Global Inc.	304	20,445

		4,247,055

Denmark — 0.7%
AP Moller — Maersk A/S, Class A	17	15,688
AP Moller — Maersk A/S, Class B, NVS	23	22,863
Carlsberg A/S, Class B	368	46,393
Chr Hansen Holding A/S	343	29,553
Coloplast A/S, Class B	381	60,249
Danske Bank A/S(a)	2,360	27,999
Demant A/S(a)	396	9,463
DSV Panalpina A/S	722	74,483
Genmab A/S(a)	237	56,982
H Lundbeck A/S	228	8,306
ISS A/S(a)	535	7,981
Novo Nordisk A/S, Class B	5,990	381,969
Novozymes A/S, Class B	646	31,642
Orsted A/S(d)	661	66,812
Pandora A/S	358	12,715
Tryg A/S	433	11,463
Vestas Wind Systems A/S	651	56,032

		920,593

Finland — 0.4%
Elisa OYJ	535	32,487
Fortum OYJ	1,558	25,853
Kone OYJ, Class B	1,178	71,377
Metso OYJ	372	10,321
Neste OYJ	1,395	49,398
Nokia OYJ	19,192	69,874
Nokian Renkaat OYJ	380	8,131
Nordea Bank Abp	11,366	73,592
Orion OYJ, Class B	334	16,967
Sampo OYJ, Class A	1,521	50,378
Stora Enso OYJ, Class R	1,801	21,305
UPM-Kymmene OYJ	1,852	51,240
Wartsila OYJ Abp	1,430	10,500

		491,423

France — 3.5%
Accor SA	647	17,943
Aeroports de Paris	106	10,379
Air Liquide SA	1,597	203,081
Airbus SE(a)	1,988	126,031
Alstom SA	570	23,325
Amundi SA(d)	211	14,005
Arkema SA	214	17,744
Atos SE	331	23,587
AXA SA	6,589	116,885
BioMerieux	114	14,147
BNP Paribas SA	3,833	120,386
Bollore SA	2,827	7,499
Bouygues SA	725	22,322
Bureau Veritas SA	874	18,131
Capgemini SE	548	51,463
Carrefour SA	1,900	28,084
Casino Guichard Perrachon SA(c)	190	7,123

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	1,718	$45,557
Cie. Generale des Etablissements Michelin SCA	583	56,896
CNP Assurances(a)	608	6,277
Covivio	192	12,018
Credit Agricole SA	3,851	30,715
Danone SA	2,090	144,813
Dassault Aviation SA	10	8,160
Dassault Systemes SE	455	66,556
Edenred	793	31,937
Eiffage SA	260	21,273
Electricite de France SA	2,020	16,094
Engie SA	6,460	70,077
EssilorLuxottica SA	1,000	123,386
Eurazeo SE	158	7,556
Eurofins Scientific SE	39	21,572
Eutelsat Communications SA	684	7,672
Faurecia SE	268	9,704
Gecina SA	174	22,698
Getlink SE	1,558	19,846
Hermes International	109	79,727
ICADE	129	9,912
Iliad SA	50	7,448
Ingenico Group SA	191	23,995
Ipsen SA	114	8,460
JCDecaux SA	228	4,725
Kering SA	258	130,047
Klepierre SA	714	14,433
Legrand SA	930	62,666
L’Oreal SA	871	253,098
LVMH Moet Hennessy Louis Vuitton SE	950	366,736
Natixis SA	3,475	8,225
Orange SA	6,794	82,861
Pernod Ricard SA	718	109,392
Peugeot SA	1,978	28,327
Publicis Groupe SA	732	21,752
Remy Cointreau SA	76	8,474
Renault SA	646	12,811
Safran SA	1,093	100,825
Sanofi	3,815	372,687
Sartorius Stedim Biotech	76	18,230
Schneider Electric SE	1,868	170,761
SCOR SE	575	16,186
SEB SA	79	9,501
SES SA	1,292	8,627
Societe Generale SA	2,662	41,578
Sodexo SA(c)	319	25,332
STMicroelectronics NV	2,381	61,834
Suez	1,102	12,450
Teleperformance	200	44,798
Thales SA	357	27,035
TOTAL SA	8,070	290,363
Ubisoft Entertainment SA(a)	306	22,764
Unibail-Rodamco-Westfield	463	27,243
Valeo SA	836	19,385
Veolia Environnement SA	1,900	40,550
Vinci SA	1,750	143,183
Vivendi SA	2,863	61,792
Wendel SE	114	9,739
Worldline SA(a)(d)	449	30,481

		4,333,375

Security	Shares	Value

Germany — 2.7%
adidas AG	615	$140,919
Allianz SE, Registered	1,444	267,103
Aroundtown SA	4,157	22,356
BASF SE	3,119	159,487
Bayer AG, Registered	3,346	220,405
Bayerische Motoren Werke AG	1,102	65,239
Beiersdorf AG	342	35,804
Brenntag AG	524	23,640
Carl Zeiss Meditec AG, Bearer	114	11,231
Commerzbank AG	3,724	13,762
Continental AG	361	30,525
Covestro AG(d)	596	20,028
Daimler AG, Registered(c)	3,134	108,249
Delivery Hero SE(a)(d)	375	31,627
Deutsche Bank AG, Registered(c)	6,688	49,651
Deutsche Boerse AG	652	101,229
Deutsche Lufthansa AG, Registered(a)(c)	826	7,381
Deutsche Post AG, Registered	3,421	101,732
Deutsche Telekom AG, Registered	11,286	164,718
Deutsche Wohnen SE	1,212	49,118
E.ON SE	7,562	75,753
Evonik Industries AG	760	18,696
Fraport AG Frankfurt Airport Services Worldwide	152	6,666
Fresenius Medical Care AG & Co. KGaA	772	60,594
Fresenius SE & Co. KGaA	1,398	60,683
GEA Group AG	403	9,261
Hannover Rueck SE	220	35,061
HeidelbergCement AG	495	23,519
Henkel AG & Co. KGaA	372	28,970
HOCHTIEF AG	76	5,973
Infineon Technologies AG	4,220	78,346
KION Group AG	244	12,109
Knorr-Bremse AG	190	17,660
LANXESS AG	304	14,970
Merck KGaA	456	52,992
METRO AG	775	6,730
MTU Aero Engines AG	175	23,825
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	493	108,428
Puma SE	304	19,106
QIAGEN NV(a)	772	32,132
RWE AG	2,026	58,229
SAP SE	3,311	395,075
Siemens AG, Registered	2,609	241,985
Siemens Healthineers AG(d)	506	22,280
Symrise AG	418	42,267
Telefonica Deutschland Holding AG	2,690	7,646
thyssenkrupp AG(a)(c)	1,398	9,310
TUI AG(c)	1,346	5,373
Uniper SE	725	19,455
United Internet AG, Registered	418	14,399
Volkswagen AG	115	17,168
Vonovia SE	1,805	89,065
Wirecard AG(c)	374	37,032
Zalando SE(a)(d)	517	25,193

		3,300,155

Hong Kong — 1.3%
AIA Group Ltd.	41,200	373,279
ASM Pacific Technology Ltd.	1,200	11,907
Bank of East Asia Ltd. (The)(c)	80	166

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
BeiGene Ltd., ADR(a)(c)	114	$17,423
BOC Hong Kong Holdings Ltd.	14,000	42,046
Budweiser Brewing Co. APAC Ltd.(a)(c)(d)	4,600	12,251
CK Asset Holdings Ltd.	9,336	57,605
CK Hutchison Holdings Ltd.	8,836	63,867
CK Infrastructure Holdings Ltd.	2,500	14,544
CLP Holdings Ltd.	5,500	57,345
Dairy Farm International Holdings Ltd.(c)	1,400	6,706
Galaxy Entertainment Group Ltd.	7,000	44,470
Hang Lung Properties Ltd.	8,000	16,743
Hang Seng Bank Ltd.(c)	2,500	42,971
Henderson Land Development Co. Ltd.	3,523	14,063
HK Electric Investments & HK Electric Investments Ltd.(c)	7,500	7,555
HKT Trust & HKT Ltd.	11,740	18,420
Hong Kong & China Gas Co. Ltd.	34,167	59,632
Hong Kong Exchanges & Clearing Ltd.	4,700	149,143
Hongkong Land Holdings Ltd.	3,800	15,998
Jardine Matheson Holdings Ltd.	800	35,168
Jardine Strategic Holdings Ltd.	800	17,240
Kerry Properties Ltd.	2,500	6,705
Link REIT	7,600	66,608
Melco Resorts & Entertainment Ltd., ADR	759	12,007
MTR Corp. Ltd.	4,500	24,395
New World Development Co. Ltd.	18,333	21,123
NWS Holdings Ltd.	7,000	7,122
PCCW Ltd.	12,000	7,178
Power Assets Holdings Ltd.	5,500	35,910
Sands China Ltd.	8,000	32,136
Sino Land Co. Ltd.	8,000	10,920
SJM Holdings Ltd.	8,000	7,737
Sun Hung Kai Properties Ltd.	5,500	73,690
Swire Pacific Ltd., Class A	2,000	12,819
Swire Properties Ltd.	4,400	12,051
Techtronic Industries Co. Ltd.	5,393	40,101
Vitasoy International Holdings Ltd.	2,000	7,027
WH Group Ltd.(d)	29,000	27,315
Wharf Real Estate Investment Co. Ltd.(c)	4,000	16,496
Wheelock & Co. Ltd.(c)	3,000	21,438
Wynn Macau Ltd.	6,000	10,275
Yue Yuen Industrial Holdings Ltd.	3,000	4,707

		1,536,302

Ireland — 0.6%
AIB Group PLC(a)	2,684	3,675
Bank of Ireland Group PLC	2,802	5,656
CRH PLC	2,870	86,604
Flutter Entertainment PLC(a)	283	34,624
Kerry Group PLC, Class A	547	62,729
Kingspan Group PLC	418	21,289
Linde PLC	1,831	336,886
Smurfit Kappa Group PLC	722	22,633
Steris PLC(c)	289	41,182
Trane Technologies PLC	837	73,170

		688,448

Israel — 0.2%
Azrieli Group Ltd.	152	9,069
Bank Hapoalim BM	3,701	23,970
Bank Leumi Le-Israel BM	4,656	25,340
Check Point Software Technologies Ltd.(a)	423	44,728
CyberArk Software Ltd.(a)	114	11,259

Security	Shares	Value

Israel (continued)
Elbit Systems Ltd.	75	$10,253
ICL Ltd.	2,433	8,531
Isracard Ltd.	0	1
Israel Discount Bank Ltd., Class A	4,104	13,444
Mizrahi Tefahot Bank Ltd.	433	8,950
Nice Ltd.(a)	220	36,782
Teva Pharmaceutical Industries Ltd., ADR(a)	3,648	39,179
Wix.com Ltd.(a)	153	20,014

		251,520

Italy — 0.6%
Assicurazioni Generali SpA	3,575	50,963
Atlantia SpA	1,672	27,205
CNH Industrial NV(a)	3,306	20,683
Davide Campari-Milano SpA	2,006	15,534
Enel SpA	27,474	187,655
Eni SpA	8,778	83,781
Ferrari NV	399	62,669
FinecoBank Banca Fineco SpA	1,921	21,335
Intesa Sanpaolo SpA	50,018	77,959
Leonardo SpA	1,485	10,237
Mediobanca Banca di Credito Finanziario SpA	2,168	12,557
Moncler SpA	608	22,842
Pirelli & C SpA(d)	1,444	5,621
Poste Italiane SpA(d)	1,786	15,165
Prysmian SpA	707	13,296
Recordati SpA	372	16,164
Snam SpA	7,715	34,545
Telecom Italia SpA/Milano(a)	29,704	11,765
Tenaris SA	1,596	11,177
Terna Rete Elettrica Nazionale SpA	5,526	34,621
UniCredit SpA(a)	6,701	51,590

		787,364

Malta — 0.0%
BGP Holdings PLC(a)(b)	38,252	0	(e)

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(d)	1,545	11,846
Adyen NV(a)(d)	38	37,509
Aegon NV	6,392	16,453
AerCap Holdings NV(a)	385	10,826
Akzo Nobel NV	686	51,995
Altice Europe NV(a)	2,306	9,181
ArcelorMittal SA	2,261	24,770
ASML Holding NV	1,433	424,803
EXOR NV	357	19,508
Heineken Holding NV	391	30,449
Heineken NV	849	72,180
ING Groep NV	13,262	72,745
Just Eat Takeaway.com NV(a)(d)	392	39,939
Koninklijke Ahold Delhaize NV	3,748	90,971
Koninklijke DSM NV	625	76,500
Koninklijke KPN NV	11,402	26,376
Koninklijke Philips NV	3,068	133,457
Koninklijke Vopak NV	258	14,870
NN Group NV	1,041	30,113
NXP Semiconductors NV	948	94,392
Prosus NV(a)	1,659	125,707
Randstad NV	410	16,450
Unilever NV	5,318	265,495

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	1,009	$74,178

		1,770,713

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	2,470	29,913
Auckland International Airport Ltd.	3,359	12,621
Fisher & Paykel Healthcare Corp. Ltd.	1,938	32,749
Fletcher Building Ltd.	2,483	5,668
Mercury NZ Ltd.	2,326	6,551
Meridian Energy Ltd.	4,529	12,546
Ryman Healthcare Ltd.	1,246	9,309
Spark New Zealand Ltd.	5,966	16,342

		125,699

Norway — 0.2%
Aker BP ASA	380	6,325
DNB ASA	2,959	35,961
Equinor ASA	3,363	47,206
Gjensidige Forsikring ASA	699	12,380
Mowi ASA	1,658	28,473
Norsk Hydro ASA	4,542	11,631
Orkla ASA	2,539	23,041
Schibsted ASA, Class B	380	7,403
Telenor ASA	2,508	38,591
Yara International ASA	585	19,995

		231,006

Portugal — 0.1%
EDP — Energias de Portugal SA	9,416	39,706
Galp Energia SGPS SA	1,750	20,155
Jeronimo Martins SGPS SA	950	16,040

		75,901

Singapore — 0.4%
Ascendas REIT	9,786	20,647
CapitaLand Commercial Trust	9,758	11,160
CapitaLand Ltd.	7,600	16,251
CapitaLand Mall Trust	11,400	15,306
City Developments Ltd.	1,800	10,178
ComfortDelGro Corp. Ltd.	7,600	8,908
DBS Group Holdings Ltd.	6,400	90,747
Genting Singapore Ltd.	19,800	11,041
Jardine Cycle & Carriage Ltd.(c)	310	4,429
Keppel Corp. Ltd.	4,700	19,966
Mapletree Commercial Trust	7,300	10,164
Oversea-Chinese Banking Corp. Ltd.(c)	11,025	70,801
SATS Ltd.	2,200	5,126
Sembcorp Industries Ltd.(c)	3,800	4,373
Singapore Airlines Ltd.(c)	2,000	8,681
Singapore Exchange Ltd.	3,400	23,307
Singapore Press Holdings Ltd.(c)	4,500	4,859
Singapore Technologies Engineering Ltd.	5,400	13,158
Singapore Telecommunications Ltd.	27,400	55,084
Suntec REIT	9,100	9,050
United Overseas Bank Ltd.	4,300	62,131
UOL Group Ltd.	2,100	10,189
Venture Corp. Ltd.	1,100	12,385
Wilmar International Ltd.	5,400	13,695
Yangzijiang Shipbuilding Holdings Ltd.	7,600	5,318

		516,954

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	877	21,872
Aena SME SA(d)	230	29,097

Security	Shares	Value

Spain (continued)
Amadeus IT Group SA	1,482	$71,292
Banco Bilbao Vizcaya Argentaria SA	22,473	73,524
Banco de Sabadell SA	18,562	7,687
Banco Santander SA	57,298	127,870
Bankia SA	4,274	4,348
Bankinter SA	1,940	7,998
CaixaBank SA	11,971	21,517
Cellnex Telecom SA(d)	1,012	52,984
Enagas SA	959	22,363
Endesa SA	1,041	23,089
Ferrovial SA	1,662	41,505
Grifols SA	1,042	35,449
Iberdrola SA	21,259	212,825
Industria de Diseno Textil SA	3,683	93,790
Mapfre SA	3,739	6,843
Naturgy Energy Group SA	1,026	18,104
Red Electrica Corp. SA	1,551	27,274
Repsol SA	5,022	45,732
Siemens Gamesa Renewable Energy SA	813	12,084
Telefonica SA	15,732	72,027

		1,029,274

Sweden — 0.9%
Alfa Laval AB(a)	915	17,190
Assa Abloy AB, Class B	3,450	62,185
Atlas Copco AB, Class A	2,295	79,725
Atlas Copco AB, Class B	1,330	41,573
Boliden AB	874	17,924
Electrolux AB, Series B	961	13,268
Epiroc AB, Class A	2,295	23,055
Epiroc AB, Class B	1,330	13,184
Essity AB, Class B(a)	2,016	65,534
Hennes & Mauritz AB, Class B	2,736	38,153
Hexagon AB, Class B	907	45,233
Husqvarna AB, Class B	1,748	10,588
ICA Gruppen AB	266	11,607
Industrivarden AB, Class C(a)	495	10,247
Investor AB, Class B	1,517	76,291
Kinnevik AB, Class B	836	17,290
L E Lundbergforetagen AB, Class B	281	11,859
Lundin Energy AB	752	19,533
Millicom International Cellular SA, SDR	342	8,999
Sandvik AB(a)	3,686	57,098
Securitas AB, Class B	1,124	13,286
Skandinaviska Enskilda Banken AB, Class A	5,282	43,447
Skanska AB, Class B(a)	1,254	24,028
SKF AB, Class B	1,361	21,675
Svenska Handelsbanken AB, Class A(a)	4,728	43,711
Swedbank AB, Class A	3,070	36,260
Swedish Match AB	674	41,790
Tele2 AB, Class B	1,483	19,222
Telefonaktiebolaget LM Ericsson, Class B	10,746	93,628
Telia Co. AB	8,846	30,567
Volvo AB, Class B	5,276	68,143

		1,076,293

Switzerland — 3.6%
ABB Ltd., Registered	6,274	119,122
Adecco Group AG, Registered	564	24,725
Alcon Inc.(a)	1,478	78,008
Baloise Holding AG, Registered	166	24,853

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Barry Callebaut AG, Registered	10	$19,603
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4	31,187
Cie. Financiere Richemont SA, Registered	1,763	100,137
Clariant AG, Registered	606	11,217
Coca-Cola HBC AG	647	16,444
Credit Suisse Group AG, Registered	8,588	77,645
Dufry AG, Registered	114	3,712
EMS-Chemie Holding AG, Registered	30	19,443
Geberit AG, Registered	122	54,746
Givaudan SA, Registered	31	103,842
Julius Baer Group Ltd.	760	29,797
Kuehne + Nagel International AG, Registered	184	26,318
LafargeHolcim Ltd., Registered	1,634	67,788
Lonza Group AG, Registered	266	116,140
Nestle SA, Registered	10,262	1,083,456
Novartis AG, Registered	7,275	620,050
Pargesa Holding SA, Bearer	130	9,247
Partners Group Holding AG	67	52,745
Roche Holding AG, NVS	2,449	851,181
Schindler Holding AG, Participation Certificates, NVS	142	31,559
Schindler Holding AG, Registered	48	10,295
SGS SA, Registered	21	47,542
Sika AG, Registered	456	75,453
Sonova Holding AG, Registered	206	37,202
Straumann Holding AG, Registered	38	28,836
Swatch Group AG (The), Bearer	114	22,814
Swatch Group AG (The), Registered	154	5,996
Swiss Life Holding AG, Registered	114	40,384
Swiss Prime Site AG, Registered	276	26,223
Swiss Re AG	980	70,732
Swisscom AG, Registered	90	46,793
Temenos AG, Registered	228	29,671
UBS Group AG, Registered	13,070	140,024
Vifor Pharma AG	167	25,098
Zurich Insurance Group AG	508	161,745

		4,341,773

United Kingdom — 5.1%
3i Group PLC	3,348	33,108
Admiral Group PLC	700	20,573
Amcor PLC(a)	5,092	45,675
Anglo American PLC	3,497	62,424
Antofagasta PLC	1,193	12,234
Aptiv PLC	906	63,012
Ashtead Group PLC	1,710	46,913
Associated British Foods PLC	1,216	29,027
AstraZeneca PLC	4,447	466,800
Auto Trader Group PLC(d)	3,564	20,621
AVEVA Group PLC	224	10,087
Aviva PLC	13,454	41,034
BAE Systems PLC	11,096	71,155
Barclays PLC	60,552	80,884
Barratt Developments PLC	3,283	21,492
Berkeley Group Holdings PLC	457	24,112
BP PLC	69,358	273,915
British American Tobacco PLC	7,830	304,242
British Land Co. PLC (The)	3,283	16,755
BT Group PLC	27,664	40,495
Bunzl PLC	1,178	25,668
Burberry Group PLC	1,398	24,511

Security	Shares	Value

United Kingdom (continued)
Capri Holdings Ltd.(a)(c)	509	$7,762
Carnival PLC	652	9,009
Centrica PLC	18,789	9,456
Coca-Cola European Partners PLC	798	31,633
Compass Group PLC	5,378	90,628
Croda International PLC	484	29,804
DCC PLC	343	24,479
Diageo PLC	8,012	277,913
Direct Line Insurance Group PLC	4,577	15,732
easyJet PLC(c)	608	4,626
Evraz PLC	1,368	4,576
Experian PLC	2,973	89,100
Ferguson PLC	807	58,387
Fiat Chrysler Automobiles NV	3,707	32,547
G4S PLC	4,742	6,532
GlaxoSmithKline PLC	16,843	352,878
Glencore PLC	37,419	69,429
GVC Holdings PLC	1,827	17,376
Halma PLC	1,297	34,192
Hargreaves Lansdown PLC	1,051	19,096
HSBC Holdings PLC	69,201	357,876
Imperial Brands PLC	3,230	68,405
Informa PLC	4,242	23,500
InterContinental Hotels Group PLC	585	26,623
Intertek Group PLC	570	34,151
ITV PLC	12,532	12,093
J Sainsbury PLC	5,312	13,273
JD Sports Fashion PLC	1,156	7,719
Johnson Matthey PLC	679	17,065
Kingfisher PLC	7,297	14,478
Land Securities Group PLC	2,586	21,593
Legal & General Group PLC	19,456	50,211
Lloyds Banking Group PLC	240,930	97,976
London Stock Exchange Group PLC	1,064	100,065
M&G PLC	9,015	15,038
Marks & Spencer Group PLC	6,932	8,053
Meggitt PLC	2,713	9,558
Melrose Industries PLC	16,226	20,422
Micro Focus International PLC	1,218	7,401
Mondi PLC	1,660	29,523
National Grid PLC	11,706	137,879
Next PLC	433	25,812
NMC Health PLC(a)(b)	414	—
Ocado Group PLC(a)	1,520	30,762
Pearson PLC	2,432	14,105
Persimmon PLC	1,041	28,953
Prudential PLC	8,637	122,942
Reckitt Benckiser Group PLC	2,371	198,281
RELX PLC	6,730	152,503
Rentokil Initial PLC	6,369	38,103
Rio Tinto PLC	3,829	177,951
Rolls-Royce Holdings PLC	5,719	23,805
Royal Bank of Scotland Group PLC	16,638	23,200
Royal Dutch Shell PLC, Class A	14,236	237,925
Royal Dutch Shell PLC, Class B	12,570	203,961
RSA Insurance Group PLC	3,345	15,240
Sage Group PLC (The)	3,650	29,465
Schroders PLC	410	13,725
Segro PLC	3,910	40,915
Sensata Technologies Holding PLC(a)	570	20,737

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	790	$23,816
Smith & Nephew PLC	2,964	58,248
Smiths Group PLC	1,345	21,045
Spirax-Sarco Engineering PLC	256	28,183
SSE PLC	3,649	57,533
St. James’s Place PLC	1,775	19,062
Standard Chartered PLC	9,464	48,645
Standard Life Aberdeen PLC	8,960	24,988
Taylor Wimpey PLC	10,313	19,129
Tesco PLC	32,414	96,122
Unilever PLC	3,762	194,648
United Utilities Group PLC	2,245	25,548
Vodafone Group PLC	89,655	126,815
Weir Group PLC (The)	742	8,934
Whitbread PLC	456	17,140
Wm Morrison Supermarkets PLC	7,577	17,490
WPP PLC	4,256	33,348

		6,211,873

United States — 70.5%
3M Co.	1,980	300,802
Abbott Laboratories	6,129	564,420
AbbVie Inc.	5,017	412,397
ABIOMED Inc.(a)	152	29,070
Accenture PLC, Class A	2,176	402,973
Activision Blizzard Inc.	2,587	164,870
Acuity Brands Inc.	152	13,162
Adobe Inc.(a)	1,645	581,738
Advance Auto Parts Inc.	258	31,195
Advanced Micro Devices Inc.(a)	3,651	191,276
AES Corp. (The)	2,432	32,224
Aflac Inc.	2,538	94,515
Agilent Technologies Inc.	1,031	79,036
AGNC Investment Corp.	1,673	20,779
Air Products & Chemicals Inc.	738	166,478
Akamai Technologies Inc.(a)	585	57,160
Albemarle Corp.	361	22,176
Alexandria Real Estate Equities Inc.	380	59,694
Alexion Pharmaceuticals Inc.(a)	760	81,677
Align Technology Inc.(a)	266	57,150
Alleghany Corp.	44	23,483
Allegion PLC	342	34,385
Allergan PLC	1,127	211,132
Alliance Data Systems Corp.	162	8,111
Alliant Energy Corp.	752	36,510
Allstate Corp. (The)	1,140	115,961
Ally Financial Inc.	1,261	20,668
Alnylam Pharmaceuticals Inc.(a)(c)	371	48,861
Alphabet Inc., Class A(a)	1,018	1,370,941
Alphabet Inc., Class C, NVS(a)	1,053	1,420,139
Altice USA Inc., Class A(a)	557	14,465
Altria Group Inc.	6,314	247,824
Amazon.com Inc.(a)	1,435	3,550,190
AMERCO	38	10,645
Ameren Corp.	836	60,819
American Airlines Group Inc.(c)	423	5,080
American Electric Power Co. Inc.	1,672	138,960
American Express Co.	2,392	218,270
American Financial Group Inc./OH	278	18,415
American International Group Inc.	2,964	75,375
American Tower Corp.	1,507	358,666

Security	Shares	Value

United States (continued)
American Water Works Co. Inc.	638	$77,638
Ameriprise Financial Inc.	451	51,838
AmerisourceBergen Corp.	562	50,389
AMETEK Inc.	803	67,348
Amgen Inc.	2,033	486,334
Amphenol Corp., Class A	1,007	88,878
Analog Devices Inc.	1,254	137,438
Annaly Capital Management Inc.	4,963	31,019
ANSYS Inc.(a)	294	76,978
Anthem Inc.	879	246,762
AO Smith Corp.	494	20,936
Aon PLC	805	138,999
Apache Corp.	1,284	16,795
Apple Inc.	15,171	4,457,240
Applied Materials Inc.	3,125	155,250
Aramark	838	22,886
Arch Capital Group Ltd.(a)	1,368	32,873
Archer-Daniels-Midland Co.	1,902	70,640
Arista Networks Inc.(a)	190	41,667
Arrow Electronics Inc.(a)	319	20,071
Arthur J Gallagher & Co.	655	51,417
Assurant Inc.	199	21,142
AT&T Inc.	25,050	763,273
Athene Holding Ltd., Class A(a)	494	13,338
Atmos Energy Corp.	380	38,749
Autodesk Inc.(a)	737	137,915
Autoliv Inc.	288	17,286
Automatic Data Processing Inc.	1,476	216,514
AutoZone Inc.(a)	80	81,626
AvalonBay Communities Inc.	463	75,446
Avery Dennison Corp.	304	33,559
Axalta Coating Systems Ltd.(a)	786	15,516
Baker Hughes Co.	2,152	30,020
Ball Corp.	1,065	69,853
Bank of America Corp.	29,107	700,023
Bank of New York Mellon Corp. (The)	2,926	109,842
Baxter International Inc.	1,651	146,576
Becton Dickinson and Co.(c)	922	232,833
Berkshire Hathaway Inc., Class B(a)	4,461	835,813
Best Buy Co. Inc.	815	62,535
Biogen Inc.(a)	632	187,597
BioMarin Pharmaceutical Inc.(a)	600	55,212
Bio-Rad Laboratories Inc., Class A(a)	76	33,448
Black Knight Inc.(a)	512	36,132
BlackRock Inc.(f)	393	197,302
Blackstone Group Inc. (The), Class A	2,260	118,062
Boeing Co. (The)	1,813	255,669
Booking Holdings Inc.(a)	143	211,722
Booz Allen Hamilton Holding Corp.	481	35,325
BorgWarner Inc.	699	19,970
Boston Properties Inc.	533	51,797
Boston Scientific Corp.(a)	4,668	174,957
Bristol-Myers Squibb Co.	7,982	485,385
Broadcom Inc.	1,353	367,502
Broadridge Financial Solutions Inc.	395	45,820
Brown & Brown Inc.(c)	715	25,676
Brown-Forman Corp., Class B, NVS	1,120	69,664
Bunge Ltd.	486	19,280
Burlington Stores Inc.(a)	228	41,653
Cabot Oil & Gas Corp.	1,406	30,398

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cadence Design Systems Inc.(a)	965	$78,290
Camden Property Trust	304	26,773
Campbell Soup Co.	623	31,138
Capital One Financial Corp.	1,596	103,357
Cardinal Health Inc.	988	48,886
CarMax Inc.(a)	540	39,771
Carnival Corp.(c)	1,444	22,960
Carrier Global Corp.(a)	2,777	49,181
Caterpillar Inc.	1,900	221,122
Cboe Global Markets Inc.	402	39,951
CBRE Group Inc., Class A(a)	1,104	47,395
CDK Global Inc.	430	16,890
CDW Corp./DE	485	53,738
Celanese Corp.	424	35,222
Centene Corp.(a)	1,979	131,762
CenterPoint Energy Inc.	1,687	28,730
CenturyLink Inc.	3,418	36,299
Cerner Corp.	1,026	71,194
CF Industries Holdings Inc.	790	21,725
CH Robinson Worldwide Inc.	459	32,543
Charles Schwab Corp. (The)	3,960	149,371
Charter Communications Inc., Class A(a)	512	253,558
Cheniere Energy Inc.(a)	722	33,710
Chevron Corp.	6,428	591,376
Chipotle Mexican Grill Inc.(a)	84	73,798
Chubb Ltd.	1,561	168,604
Church & Dwight Co. Inc.	840	58,792
Cigna Corp.(a)	1,287	251,969
Cincinnati Financial Corp.	532	35,006
Cintas Corp.	306	67,880
Cisco Systems Inc.	14,561	617,095
Citigroup Inc.	7,439	361,238
Citizens Financial Group Inc.	1,527	34,190
Citrix Systems Inc.(c)	464	67,285
Clorox Co. (The)	415	77,373
CME Group Inc.	1,226	218,485
CMS Energy Corp.	965	55,092
Coca-Cola Co. (The)	13,794	633,007
Cognex Corp.	590	32,592
Cognizant Technology Solutions Corp., Class A	1,866	108,265
Colgate-Palmolive Co.	2,793	196,264
Comcast Corp., Class A	15,601	587,066
Comerica Inc.	547	19,068
Conagra Brands Inc.	1,626	54,373
Concho Resources Inc.	709	40,214
ConocoPhillips	3,713	156,317
Consolidated Edison Inc.	1,132	89,202
Constellation Brands Inc., Class A	570	93,873
Continental Resources Inc./OK	334	5,474
Cooper Companies Inc. (The)	167	47,879
Copart Inc.(a)(c)	722	57,839
Corning Inc.	2,706	59,559
Corteva Inc.(a)	2,559	67,020
CoStar Group Inc.(a)	117	75,846
Costco Wholesale Corp.	1,509	457,227
Coty Inc., Class A	1,050	5,723
Crown Castle International Corp.	1,406	224,159
Crown Holdings Inc.(a)	479	30,852
CSX Corp.	2,507	166,039
Cummins Inc.	519	84,856

Security	Shares	Value

United States (continued)
CVS Health Corp.	4,371	$269,035
Danaher Corp.	2,120	346,535
Darden Restaurants Inc.	433	31,951
DaVita Inc.(a)	279	22,044
Deere & Co.	1,026	148,832
Dell Technologies Inc., Class C(a)	530	22,626
Delta Air Lines Inc.	499	12,929
Dentsply Sirona Inc.	799	33,910
Devon Energy Corp.	1,267	15,799
DexCom Inc.(a)	304	101,901
Diamondback Energy Inc.	547	23,816
Digital Realty Trust Inc.(c)	899	134,392
Discover Financial Services	1,076	46,236
Discovery Inc., Class A(a)(c)	494	11,075
Discovery Inc., Class C, NVS(a)	1,210	24,696
DISH Network Corp., Class A(a)	801	20,037
DocuSign Inc.(a)	342	35,825
Dollar General Corp.	901	157,945
Dollar Tree Inc.(a)	836	66,604
Dominion Energy Inc.	2,871	221,440
Domino’s Pizza Inc.	137	49,584
Dover Corp.	471	44,109
Dow Inc.(a)	2,470	90,624
DR Horton Inc.	1,220	57,608
Dropbox Inc., Class A(a)	988	20,768
DTE Energy Co.	609	63,178
Duke Energy Corp.	2,504	211,989
Duke Realty Corp.	1,117	38,760
DuPont de Nemours Inc.	2,559	120,324
DXC Technology Co.	950	17,224
E*TRADE Financial Corp.	709	28,792
East West Bancorp. Inc.	497	17,430
Eastman Chemical Co.	457	27,653
Eaton Corp. PLC	1,391	116,148
Eaton Vance Corp., NVS	372	13,652
eBay Inc.	2,698	107,461
Ecolab Inc.	878	169,893
Edison International	1,204	70,687
Edwards Lifesciences Corp.(a)	723	157,252
Elanco Animal Health Inc.(a)	1,140	28,169
Electronic Arts Inc.(a)	1,041	118,945
Eli Lilly & Co.	2,967	458,817
Emerson Electric Co.	2,090	119,193
Entergy Corp.	699	66,761
EOG Resources Inc.	1,976	93,880
EPAM Systems Inc.(a)	190	41,969
Equifax Inc.	410	56,949
Equinix Inc.	289	195,133
Equitable Holdings Inc.	1,439	26,362
Equity LifeStyle Properties Inc.	646	38,960
Equity Residential	1,228	79,894
Erie Indemnity Co., Class A, NVS	76	13,533
Essential Utilities Inc.	738	30,841
Essex Property Trust Inc.	229	55,899
Estee Lauder Companies Inc. (The), Class A	762	134,417
Everest Re Group Ltd.	134	23,199
Evergy Inc.	802	46,861
Eversource Energy	1,085	87,559
Exact Sciences Corp.(a)	532	42,017
Exelon Corp.	3,292	122,067

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Expedia Group Inc.	478	$33,928
Expeditors International of Washington Inc.	585	41,889
Extra Space Storage Inc.	448	39,532
Exxon Mobil Corp.	14,291	664,103
F5 Networks Inc.(a)	202	28,131
Facebook Inc., Class A(a)	8,200	1,678,622
FactSet Research Systems Inc.	114	31,350
Fastenal Co.	1,976	71,571
Federal Realty Investment Trust	243	20,235
FedEx Corp.(c)	852	108,008
Fidelity National Financial Inc.	875	23,669
Fidelity National Information Services Inc.	2,244	295,961
Fifth Third Bancorp	2,464	46,052
First Republic Bank/CA	570	59,445
FirstEnergy Corp.	1,740	71,810
Fiserv Inc.(a)	1,951	201,070
FleetCor Technologies Inc.(a)	311	75,029
Flex Ltd.(a)	1,802	17,588
FLIR Systems Inc.	494	21,440
Flowserve Corp.	471	13,268
FMC Corp.	460	42,274
Ford Motor Co.	13,011	66,226
Fortinet Inc.(a)	499	53,762
Fortive Corp.	1,039	66,496
Fortune Brands Home & Security Inc.	431	20,774
Fox Corp., Class A, NVS	1,272	32,907
Fox Corp., Class B(a)	572	14,620
Franklin Resources Inc.	1,056	19,895
Freeport-McMoRan Inc.	4,690	41,413
Gap Inc. (The)(c)	798	6,480
Garmin Ltd.	463	37,577
Gartner Inc.(a)	312	37,069
General Dynamics Corp.	812	106,063
General Electric Co.	29,530	200,804
General Mills Inc.	2,054	123,014
General Motors Co.	4,297	95,780
Genuine Parts Co.	495	39,244
Gilead Sciences Inc.	4,294	360,696
Global Payments Inc.	1,027	170,503
Globe Life Inc.	318	26,184
GoDaddy Inc., Class A(a)	608	42,213
Goldman Sachs Group Inc. (The)	1,101	201,945
Grubhub Inc.(a)	304	14,528
Guidewire Software Inc.(a)	282	25,617
Halliburton Co.	2,964	31,122
Hanesbrands Inc.	1,181	11,739
Harley-Davidson Inc.(c)	602	13,142
Hartford Financial Services Group Inc. (The)	1,216	46,196
Hasbro Inc.	471	34,011
HCA Healthcare Inc.	912	100,211
HD Supply Holdings Inc.(a)	532	15,790
Healthpeak Properties Inc.	1,672	43,706
HEICO Corp.	114	9,986
HEICO Corp., Class A	304	21,988
Henry Schein Inc.(a)(c)	509	27,771
Hershey Co. (The)	507	67,142
Hess Corp.	950	46,208
Hewlett Packard Enterprise Co.	4,675	47,030
Hilton Worldwide Holdings Inc.	963	72,909
HollyFrontier Corp.	585	19,328

Security	Shares	Value

United States (continued)
Hologic Inc.(a)	959	$48,046
Home Depot Inc. (The)	3,711	815,789
Honeywell International Inc.	2,436	345,668
Hormel Foods Corp.(c)	1,000	46,850
Host Hotels & Resorts Inc.	2,500	30,775
Howmet Aerospace Inc.	1,470	19,213
HP Inc.	4,974	77,147
Humana Inc.	469	179,074
Huntington Bancshares Inc./OH	3,754	34,687
Huntington Ingalls Industries Inc.	152	29,094
IAC/InterActiveCorp.(a)	258	57,658
IDEX Corp.	277	42,556
IDEXX Laboratories Inc.(a)	304	84,390
IHS Markit Ltd.	1,292	86,952
Illinois Tool Works Inc.	1,116	181,350
Illumina Inc.(a)	494	157,601
Incyte Corp.(a)	619	60,452
Ingersoll Rand Inc.(a)	1,235	35,914
Ingredion Inc.	228	18,514
Insulet Corp.(a)(c)	207	41,342
Intel Corp.	14,736	883,865
Intercontinental Exchange Inc.	1,939	173,444
International Business Machines Corp.	3,002	376,931
International Flavors & Fragrances Inc.	342	44,812
International Paper Co.	1,330	45,552
Interpublic Group of Companies Inc. (The)	1,269	21,548
Intuit Inc.	874	235,814
Intuitive Surgical Inc.(a)	387	197,711
Invesco Ltd.	1,345	11,594
Invitation Homes Inc.	1,733	40,985
Ionis Pharmaceuticals Inc.(a)	456	25,322
IPG Photonics Corp.(a)	132	17,072
IQVIA Holdings Inc.(a)	578	82,417
Iron Mountain Inc.	947	22,898
Jack Henry & Associates Inc.	271	44,322
Jacobs Engineering Group Inc.	494	40,878
Jazz Pharmaceuticals PLC(a)	182	20,066
JB Hunt Transport Services Inc.	283	28,617
Jefferies Financial Group Inc.	790	10,839
JM Smucker Co. (The)	411	47,228
Johnson & Johnson	8,986	1,348,259
Johnson Controls International PLC	2,723	79,267
Jones Lang LaSalle Inc.(c)	167	17,632
JPMorgan Chase & Co.	10,682	1,022,908
Juniper Networks Inc.	1,231	26,590
Kansas City Southern	337	43,995
Kellogg Co.	876	57,378
KeyCorp.	3,344	38,958
Keysight Technologies Inc.(a)	646	62,513
Kimberly-Clark Corp.	1,178	163,129
Kimco Realty Corp.	1,398	15,252
Kinder Morgan Inc./DE	6,780	103,259
KKR & Co. Inc., Class A, NVS	1,572	39,630
KLA Corp.	534	87,624
Knight-Swift Transportation Holdings Inc.	458	17,028
Kohl’s Corp.	562	10,375
Kraft Heinz Co. (The)	2,209	66,999
Kroger Co. (The)	2,690	85,031
L3Harris Technologies Inc.	754	146,050
Laboratory Corp. of America Holdings(a)	346	56,900

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lam Research Corp.	497	$126,874
Lamb Weston Holdings Inc.	494	30,312
Las Vegas Sands Corp.	1,178	56,568
Lear Corp.	194	18,944
Leggett & Platt Inc.	433	15,211
Leidos Holdings Inc.	435	42,982
Lennar Corp., Class A	954	47,767
Lennox International Inc.	129	24,082
Liberty Broadband Corp., Class C, NVS(a)	345	42,325
Liberty Global PLC, Class A(a)	648	12,584
Liberty Global PLC, Class C, NVS(a)	1,344	24,609
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	685	22,050
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	304	10,248
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	570	19,420
Lincoln National Corp.	684	24,261
Live Nation Entertainment Inc.(a)	494	22,166
LKQ Corp.(a)	1,041	27,222
Lockheed Martin Corp.	858	333,813
Loews Corp.	980	33,967
Lowe’s Companies Inc.	2,621	274,550
Lululemon Athletica Inc.(a)(c)	361	80,676
LyondellBasell Industries NV, Class A	901	52,213
M&T Bank Corp.	421	47,186
ManpowerGroup Inc.	228	16,927
Marathon Oil Corp.	2,523	15,441
Marathon Petroleum Corp.	2,218	71,153
Markel Corp.(a)	47	40,694
MarketAxess Holdings Inc.	130	59,151
Marriott International Inc./MD, Class A	938	85,302
Marsh & McLennan Companies Inc.	1,718	167,213
Martin Marietta Materials Inc.	210	39,948
Marvell Technology Group Ltd.	2,166	57,919
Masco Corp.	1,029	42,230
Mastercard Inc., Class A	3,059	841,133
Match Group Inc.(a)(c)	195	15,007
Maxim Integrated Products Inc.	912	50,142
McCormick & Co. Inc./MD, NVS	433	67,912
McDonald’s Corp.	2,566	481,279
McKesson Corp.	542	76,557
Medical Properties Trust Inc.	1,744	29,892
Medtronic PLC	4,529	442,166
MercadoLibre Inc.(a)(c)	152	88,694
Merck & Co. Inc.	8,668	687,719
MetLife Inc.	2,736	98,715
Mettler-Toledo International Inc.(a)	84	60,475
MGM Resorts International	1,816	30,563
Microchip Technology Inc.(c)	802	70,359
Micron Technology Inc.(a)	3,743	179,252
Microsoft Corp.	24,685	4,423,799
Mid-America Apartment Communities Inc.	395	44,208
Middleby Corp. (The)(a)	178	9,902
Mohawk Industries Inc.(a)	190	16,667
Molson Coors Beverage Co., Class B	661	27,108
Mondelez International Inc., Class A	4,855	249,741
MongoDB Inc.(a)(c)	162	26,265
Monster Beverage Corp.(a)	1,383	85,483
Moody’s Corp.(c)	570	139,023
Morgan Stanley	4,268	168,287
Mosaic Co. (The)	1,330	15,308
Motorola Solutions Inc.	561	80,677

Security	Shares	Value

United States (continued)
MSCI Inc.	279	$91,233
Mylan NV(a)	1,781	29,867
Nasdaq Inc.	375	41,126
National Oilwell Varco Inc.	1,117	14,119
National Retail Properties Inc.	532	17,364
NetApp Inc.	846	37,029
Netflix Inc.(a)	1,482	622,218
Neurocrine Biosciences Inc.(a)	300	29,442
Newell Brands Inc.	1,326	18,405
Newmont Corp.	2,745	163,273
News Corp., Class A, NVS(c)	1,284	12,724
NextEra Energy Inc.	1,746	403,536
Nielsen Holdings PLC	1,225	18,044
NIKE Inc., Class B	4,294	374,351
NiSource Inc.	1,270	31,890
Noble Energy Inc.	1,702	16,697
Nordstrom Inc.	419	7,869
Norfolk Southern Corp.	883	151,081
Northern Trust Corp.	699	55,333
Northrop Grumman Corp.	551	182,199
NortonLifeLock Inc.	2,120	45,092
Norwegian Cruise Line Holdings Ltd.(a)	722	11,841
NRG Energy Inc.	855	28,668
Nucor Corp.	1,061	43,703
NVIDIA Corp.	1,969	575,499
NVR Inc.(a)	11	34,100
Occidental Petroleum Corp.(c)	3,175	52,705
OGE Energy Corp.	676	21,308
Okta Inc.(a)	342	51,745
Old Dominion Freight Line Inc.	322	46,783
Omega Healthcare Investors Inc.	748	21,804
Omnicom Group Inc.	761	43,400
ON Semiconductor Corp.(a)	1,482	23,779
ONEOK Inc.	1,401	41,932
Oracle Corp.	7,906	418,781
O’Reilly Automotive Inc.(a)	257	99,289
Otis Worldwide Corp.(a)	1,388	70,663
Owens Corning	380	16,477
PACCAR Inc.	1,178	81,553
Packaging Corp. of America	296	28,608
Palo Alto Networks Inc.(a)	326	64,062
Parker-Hannifin Corp.	418	66,094
Paychex Inc.	1,104	75,646
Paycom Software Inc.(a)(c)	152	39,675
PayPal Holdings Inc.(a)	3,781	465,063
Pentair PLC	572	19,785
People’s United Financial Inc.	1,178	14,949
PepsiCo Inc.	4,750	628,377
PerkinElmer Inc.	418	37,842
Perrigo Co. PLC	448	23,878
Pfizer Inc.	18,975	727,881
Philip Morris International Inc.	5,287	394,410
Phillips 66	1,501	109,828
Pinnacle West Capital Corp.	372	28,640
Pinterest Inc., Class A(a)	991	20,474
Pioneer Natural Resources Co.(c)	575	51,353
PNC Financial Services Group Inc. (The)	1,520	162,138
Polaris Inc.	220	15,605
PPG Industries Inc.	805	73,118
PPL Corp.	2,442	62,076

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Principal Financial Group Inc.	990	$36,046
Procter & Gamble Co. (The)	8,491	1,000,834
Progressive Corp. (The)	1,990	153,827
Prologis Inc.	2,481	221,380
Prudential Financial Inc.	1,383	86,258
PTC Inc.(a)(c)	382	26,454
Public Service Enterprise Group Inc.	1,725	87,475
Public Storage	532	98,659
PulteGroup Inc.	919	25,980
PVH Corp.	253	12,455
Qorvo Inc.(a)	433	42,447
QUALCOMM Inc.	3,890	306,026
Quest Diagnostics Inc.	471	51,862
Ralph Lauren Corp.	167	12,321
Raymond James Financial Inc.	418	27,555
Raytheon Technologies Corp.	5,168	334,938
Realty Income Corp.	1,078	59,204
Regency Centers Corp.	547	24,019
Regeneron Pharmaceuticals Inc.(a)	266	139,884
Regions Financial Corp.	3,317	35,658
Reinsurance Group of America Inc.	226	23,658
RenaissanceRe Holdings Ltd.	152	22,194
Republic Services Inc.	760	59,538
ResMed Inc.	496	77,039
RingCentral Inc., Class A(a)(c)	247	56,447
Robert Half International Inc.	380	17,963
Rockwell Automation Inc.	418	79,203
Roku Inc.(a)	280	33,944
Rollins Inc.	554	22,160
Roper Technologies Inc.	342	116,632
Ross Stores Inc.	1,219	111,368
Royal Caribbean Cruises Ltd.	604	28,249
RPM International Inc.	445	29,552
S&P Global Inc.	832	243,676
Sabre Corp.	874	6,354
salesforce.com Inc.(a)	2,826	457,671
Sarepta Therapeutics Inc.(a)	254	29,942
SBA Communications Corp.	404	117,128
Schlumberger Ltd.	4,674	78,617
Seagate Technology PLC	836	41,758
Sealed Air Corp.	547	15,639
Seattle Genetics Inc.(a)	418	57,362
SEI Investments Co.	466	23,747
Sempra Energy	950	117,657
ServiceNow Inc.(a)	652	229,204
Sherwin-Williams Co. (The)	288	154,475
Signature Bank/New York NY	192	20,579
Simon Property Group Inc.	1,052	70,242
Sirius XM Holdings Inc.(c)	5,586	33,013
Skyworks Solutions Inc.	562	58,381
SL Green Realty Corp.	242	12,838
Snap Inc., Class A, NVS(a)(c)	2,660	46,843
Snap-on Inc.	205	26,709
Southern Co. (The)	3,526	200,030
Southwest Airlines Co.	479	14,969
Spirit AeroSystems Holdings Inc., Class A	356	7,889
Splunk Inc.(a)(c)	524	73,549
Square Inc., Class A(a)	1,237	80,578
SS&C Technologies Holdings Inc.	772	42,584
Stanley Black & Decker Inc.	509	56,092

Security	Shares	Value

United States (continued)
Starbucks Corp.	4,043	$310,219
State Street Corp.	1,256	79,178
Steel Dynamics Inc.	813	19,732
Stryker Corp.	1,144	213,276
Sun Communities Inc.	304	40,858
SVB Financial Group(a)	190	36,702
Synchrony Financial	2,010	39,778
Synopsys Inc.(a)	518	81,388
Sysco Corp.(c)	1,664	93,633
T Rowe Price Group Inc.	803	92,851
Take-Two Interactive Software Inc.(a)	391	47,331
Tapestry Inc.	951	14,151
Targa Resources Corp.	760	9,850
Target Corp.	1,712	187,875
TD Ameritrade Holding Corp.	957	37,581
TE Connectivity Ltd.	1,118	82,128
TechnipFMC PLC	1,528	13,614
Teledyne Technologies Inc.(a)	125	40,709
Teleflex Inc.	154	51,652
Teradyne Inc.	581	36,336
Tesla Inc.(a)	477	372,957
Texas Instruments Inc.	3,155	366,201
Textron Inc.	798	21,035
Thermo Fisher Scientific Inc.	1,368	457,842
Tiffany & Co.	383	48,449
TJX Companies Inc. (The)	4,144	203,263
T-Mobile U.S. Inc.(a)(c)	1,458	128,012
Tractor Supply Co.	433	43,919
TransDigm Group Inc.	161	58,456
TransUnion	608	47,904
Travelers Companies Inc. (The)	883	89,368
Trimble Inc.(a)	874	30,267
TripAdvisor Inc.	396	7,908
Truist Financial Corp.	4,554	169,955
Twilio Inc., Class A(a)(c)	380	42,674
Twitter Inc.(a)	2,485	71,270
Tyler Technologies Inc.(a)	134	42,972
Tyson Foods Inc., Class A	1,026	63,807
U.S. Bancorp	5,070	185,055
Uber Technologies Inc.(a)	1,454	44,013
UDR Inc.	889	33,311
UGI Corp.	623	18,802
Ulta Beauty Inc.(a)	192	41,841
Under Armour Inc., Class A(a)	620	6,460
Under Armour Inc., Class C, NVS(a)	625	5,794
Union Pacific Corp.	2,370	378,702
United Airlines Holdings Inc.(a)(c)	181	5,354
United Parcel Service Inc., Class B	2,357	223,114
United Rentals Inc.(a)	258	33,153
UnitedHealth Group Inc.	3,249	950,235
Universal Health Services Inc., Class B	287	30,333
Unum Group	752	13,122
Vail Resorts Inc.	132	22,572
Valero Energy Corp.	1,398	88,563
Varian Medical Systems Inc.(a)	304	34,772
Veeva Systems Inc., Class A(a)	454	86,623
Ventas Inc.	1,233	39,888
VEREIT Inc.	3,678	20,155
VeriSign Inc.(a)	352	73,740
Verisk Analytics Inc.	532	81,306

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Verizon Communications Inc.	14,233	$817,686
Vertex Pharmaceuticals Inc.(a)	873	219,298
VF Corp.	1,145	66,524
ViacomCBS Inc., Class B, NVS	2,003	34,572
VICI Properties Inc.	1,576	27,454
Visa Inc., Class A	5,831	1,042,116
Vistra Energy Corp.	1,406	27,473
VMware Inc., Class A(a)	279	36,694
Vornado Realty Trust	570	24,977
Voya Financial Inc.	494	22,314
Vulcan Materials Co.	456	51,514
WABCO Holdings Inc.(a)	190	25,532
Walgreens Boots Alliance Inc.	2,601	112,597
Walmart Inc.	4,833	587,451
Walt Disney Co. (The)	6,177	668,043
Waste Management Inc.	1,437	143,729
Waters Corp.(a)	228	42,636
Wayfair Inc., Class A(a)(c)	190	23,568
WEC Energy Group Inc.	1,078	97,613
Wells Fargo & Co.	13,681	397,433
Welltower Inc.	1,406	72,029
West Pharmaceutical Services Inc.	254	48,072
Western Digital Corp.	1,066	49,121
Western Union Co. (The)	1,320	25,172
Westinghouse Air Brake Technologies Corp.	643	36,278
Westlake Chemical Corp.	114	4,953
Westrock Co.	865	27,844
Weyerhaeuser Co.	2,557	55,922
Whirlpool Corp.	230	25,700
Williams Companies Inc. (The)	4,054	78,526
Willis Towers Watson PLC	425	75,773
Workday Inc., Class A(a)	542	83,414
WP Carey Inc.	622	40,915
WR Berkley Corp.	471	25,434
WW Grainger Inc.	165	45,471
Wynn Resorts Ltd.	342	29,251
Xcel Energy Inc.	1,748	111,103
Xerox Holdings Corp.(a)	750	13,718
Xilinx Inc.	889	77,699
XPO Logistics Inc.(a)	316	21,090
Xylem Inc./NY	646	46,447
Yum! Brands Inc.	1,052	90,924
Zebra Technologies Corp., Class A(a)	190	43,635
Zillow Group Inc., Class C, NVS(a)(c)	443	19,474
Zimmer Biomet Holdings Inc.	695	83,191
Zions Bancorp. N.A	646	20,420
Zoetis Inc.	1,610	208,189

		86,175,516

Total Common Stocks — 99.3% (Cost: $141,048,893)		121,309,598

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	205	$9,704
Fuchs Petrolub SE, Preference Shares, NVS	220	8,545
Henkel AG & Co. KGaA, Preference Shares, NVS	606	53,790
Porsche Automobil Holding SE, Preference Shares, NVS	532	26,822
Sartorius AG, Preference Shares, NVS	114	32,065
Volkswagen AG, Preference Shares, NVS	627	88,056

		218,982

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	19,562	7,786

Total Preferred Stocks — 0.2% (Cost: $358,705)		226,768

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	2,256,290	2,258,772
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	254,000	254,000

		2,512,772

Total Short-Term Investments — 2.0% (Cost: $2,509,447)		2,512,772

Total Investments in Securities — 101.5% (Cost: $143,917,045)		124,049,138

Other Assets, Less Liabilities — (1.5)%		(1,875,218)

Net Assets — 100.0%		$122,173,920

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Change in
	Shares					Shares				Net	Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	07/31/19	Purchased		Sold		04/30/20	04/30/20	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,400,481	855,809	(b)	—		2,256,290	$2,258,772	$15,579	(c)	$(4,771)	$2,954
BlackRock Cash Funds: Treasury, SL Agency Shares	364,000	—		(110,000	)(b)	254,000	254,000	3,406		—	—
BlackRock Inc.	449	40		(96)		393	197,302	4,680		(15,600)	20,368

							$2,710,074	$23,665		$(20,371)	$23,322

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
Euro STOXX 50 Index	6	06/19/20	$190	$16,595
S&P 500 E-Mini	2	06/19/20	290	29,928

				$46,523

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$119,789,186	$1,473,136	$47,276	$121,309,598
Preferred Stocks	226,768	—	—	226,768
Money Market Funds	2,512,772	—	—	2,512,772

	$122,528,726	$1,473,136	$47,276	$124,049,138

Derivative financial instruments(a)
Assets
Futures Contracts	$46,523	$—	$—	$46,523

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt